BUCKSPORT ENERGY ASSET INVESTMENT	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
BUCKSPORT ENERGY ASSET INVESTMENT
BUCKSPORT ENERGY ASSET INVESTMENT

We have a joint ownership interest with Bucksport Energy LLC, an unrelated third party, in a cogeneration power plant producing steam and electricity.  The plant was built in 2000 and is located at and supports our mill in Bucksport, Maine.  Each co-owner owns an undivided proportional share of the plant’s assets, and we account for this investment under the proportional consolidation method.  We own 28% of the steam and electricity produced by the plant.  We may purchase our remaining electrical needs from the plant at market rates.  We are obligated to purchase the remaining 72% of the steam output from the plant at fuel cost plus a contractually fixed fee per unit of steam.  Power generation and operating expenses are divided on the same basis as ownership.  Balances included in the balance sheet at December 31, 2012 and 2011, related to this investment are as follows:

	December 31,
(Dollars in thousands)	2012	2011
Other receivables	$413	$802
Other current assets(1)	220	163
Total current assets	$633	$965
Property, plant, and equipment	$10,697	$10,671
Accumulated depreciation	(3,971)	(3,266)
Net property, plant, and equipment	$6,726	$7,405
Current liabilities	$(159)	$(170)
(1) Represents primarily restricted cash which may be used only to fund the ongoing energy operations of this investment.